                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                    F O R M  N-1A

    Registration Statement Under the Securities Act of 1933                 /x/

                   Pre-Effective Amendment No. __                           / /

                   Post-Effective Amendment No. 1                           /x/

                                         and

    Registration Statement Under the Investment Company Act of 1940         /x/

                             Amendment No. 2                                /x/

                                 -------------------

                          BERKELEY CAPITAL MANAGEMENT FUNDS
                  (Exact Name of Registrant as Specified in Charter)

          650 California Street, Suite 2800, San Francisco, California 94108
                       (Address of Principal Executive Office)

                                    (415) 393-0300
                 (Registrant's Telephone Number, Including Area Code)

                                  ROBERT A. CORNMAN
          650 California Street, Suite 2800, San Francisco, California 94108
                       (Name and Address of Agent for Service)

                                 -------------------

Approximate Date of Proposed Public Offering: As soon as possible after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box):

---  immediately upon filing pursuant to paragraph (b)

---  on [date] pursuant to paragraph (b)

 x
---  60 days after filing pursuant to paragraph (a)(1)

---  on [date] pursuant to paragraph (a)(1)

---  75 days after filing pursuant to paragraph (a)(2)

---  on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

--- this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has previously registered an indefinite number of shares of beneficial interest of Berkeley Capital Management Funds pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended. Registrant will file a Notice pursuant to Rule 24f-2 for the fiscal year ended October 31, 1997 on or before December 30, 1997.

                                 -------------------

                        Please Send Copy of Communications to:

                               MITCHELL E. NICHTER, ESQ.
                        Paul, Hastings, Janofsky & Walker LLP
                                345 California Street
                              San Francisco, CA  94104
                                    (415) 835-1600

                          BERKELEY CAPITAL MANAGEMENT FUNDS

                    BERKELEY CAPITAL MANAGEMENT MONEY MARKET FUND

            CONTENTS OF POST-EFFECTIVE AMENDMENT TO REGISTRATION STATEMENT


This Post-Effective Amendment to the Registration Statement of Berkeley Capital Management Funds contains the following documents:

         -    Facing Sheet

         -    Contents of Post-Effective Amendment to Registration Statement

         -    Cross-Reference Sheet for Berkeley Capital Management Money
              Market Fund

         -    Part A:  Prospectus for Berkeley Capital Management Money
              Market Fund

         - Part B: Statement of Additional Information for Berkeley Capital Management Money Market Fund

         -    Part C:  Other Information

         -    Signature Page

         -    Exhibits

                          BERKELEY CAPITAL MANAGEMENT FUNDS

                    Berkeley Capital Management Money Market Fund

                                CROSS REFERENCE SHEET

                                      FORM N-1A



N-1A                                             Location in
ITEM NO. ITEM                               REGISTRATION STATEMENT
                     Part A:  INFORMATION REQUIRED IN PROSPECTUS
1.       Cover Page                         Cover Page
2.       Synopsis                           "Key Features of the Fund" and
                                            "Summary of Expenses"
3.       Condensed Financial Information    Not Applicable
4.       General Description of Registrant  "Key Features of the Fund,"
                                            "Investment Objective and
                                            Policies," and "Organization and
                                            Management of the Fund"
5.       Management of the Fund             "Organization and Management of the
                                            Fund"
5A.      Management's Discussion of         Not Applicable
         Fund Performance
6.       Capital Stock and Other            "Organization and Management of the
         Securities                         Fund," "Distributions and Taxes,"
                                            and "Other Important Information"
7.       Purchase of Securities             "Investing in Shares of the Fund"
         Being Offered
8.       Redemption or Repurchase           "How to Sell Shares"
9.       Pending Legal Proceedings          Not Applicable

           Part B: Information Required in Statement of
                   Additional Information
                   ------------------------------------
10.      Cover Page                         Cover Page
11.      Table of Contents                  Table of Contents
12.      General Information and History    "General Information"
13.      Investment Objectives and          "Investment Techniques" and
         Policies                           "Investment Restrictions"
14.      Management of the Fund             "Management of the Trust"
15.      Control Persons and                "Principal Holders of Securities"
         Principal Holders of
         Securities
16.      Investment Advisory and            "Management of the Trust"
         Other Services
17.      Brokerage Allocation and           "Portfolio Transactions and
         Other Practices                    Turnover"
18.      Capital Stock and Other            "General Information"
         Securities
19.      Purchase, Redemption and           "Purchase and Redemption
         Pricing of Securities Being        of Shares"
         Offered
20.      Tax Status                         "Distributions and Taxes"
21.      Underwriters                       "Management of the Trust"
22.      Calculation of Performance Data    "Yield"
23.      Financial Statements               Not Applicable

                                     PART A

                             -----------------------

                                   PROSPECTUS

                  Berkeley Capital Management Money Market Fund

                             -----------------------

                                     [LOGO]

                 BERKELEY CAPITAL MANAGEMENT MONEY MARKET FUND


                                   PROSPECTUS
                                 JULY 24, 1997


    TO PLACE ORDERS AND FOR ACCOUNT INFORMATION: Contact Firstar Trust Company (the "Transfer Agent") toll free at (888) 889-0799.

    BERKELEY CAPITAL MANAGEMENT MONEY MARKET FUND (the "Fund") is designed for investors who seek current income consistent with liquidity and stability of capital. The Fund is a diversified investment portfolio of Berkeley Capital Management Funds (the "Trust"), an open-end, management investment company. The Fund's investment manager (the "Investment Manager") is Berkeley Capital Management.


    ABOUT THIS PROSPECTUS: THIS PROSPECTUS CONCISELY PRESENTS IMPORTANT INFORMATION YOU SHOULD KNOW BEFORE INVESTING IN THE FUND. PLEASE READ IT CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE. You can find more detailed information about the Fund in the Statement of Additional Information dated July 24, 1997 (as amended from time to time). The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. To receive a free copy of this Prospectus or the Statement of Additional Information, call the Transfer Agent toll free at (888) 889-0799, or write the Fund at 650 California Street, 28th Floor, San Francisco, California 94108.


    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

    MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                               TABLE OF CONTENTS

                                                                                           PAGE
                                                                                        -----------
Key Features of the Fund..............................................................           1
Summary of Expenses...................................................................           1
Matching the Fund to Your Investment Needs............................................           2
Investment Objective and Policies.....................................................           2
Organization and Management of the Fund...............................................           6
Distributions and Taxes...............................................................           8
Share Price Calculation...............................................................           9
How the Fund Reports Performance......................................................           9
Investing in Shares of the Fund.......................................................          10
How to Sell Shares....................................................................          13
Other Important Information...........................................................          15

                            KEY FEATURES OF THE FUND

    CURRENT INCOME AND SAFETY. The Fund is designed for investors who seek current income consistent with liquidity and stability of capital. The Fund invests in high-quality, short-term debt securities. The Fund attempts to maintain a stable net asset value of $1.00 per share. (See "Investment Objective and Policies.")

    LIQUIDITY. You can conveniently sell your shares of the Fund at any time. (See "How to Sell Shares.")

    LOW COST INVESTING. The Fund imposes no sales or transaction fees on purchases or redemptions of shares of the Fund. (See "Matching the Fund to Your Investment Needs" and "Organization and Management of the Fund.")

    PROFESSIONAL MANAGEMENT. The Investment Manager currently provides investment management services to institutional and other investors. As of December 31, 1996, the Investment Manager had approximately $1.6 billion of total assets under discretionary management under several investment strategies (including over $700 million invested in fixed-income securities). (See "Organization and Management of the Fund.")

    RISK CONSIDERATIONS. The value of securities in the Fund's portfolio will be affected by general changes in interest rates which will result in increases or decreases in the market value of the obligations held by the Fund. In addition, securities in which the Fund may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity and safety and longer maturities. The Fund's performance may also be affected by changes in market or economic conditions and other circumstances affecting the financial services industry.

                              SUMMARY OF EXPENSES


Shareholder Transaction Expenses:...................................    None
Annual Fund Operating Expenses
  (as a percentage of average net assets)
  Management Fee....................................................    0.25%
  12b-1 Fees........................................................    None
  Other Expenses
    Service Fee.....................................................    0.25%
    Miscellaneous Expenses..........................................    0.13%
  Total Other Expenses..............................................    0.38%
Total Fund Operating Expenses.......................................    0.63%


    EXAMPLE. You would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each period:

1 Year................................................................  $       6
3 Years...............................................................  $      20

    The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. In the table above, "Other Expenses" is based on estimated amounts for the current fiscal year. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The example assumes a 5% annual rate of return pursuant to requirements of the SEC. This hypothetical rate of return is not intended to be representative of past or future performance.

                   MATCHING THE FUND TO YOUR INVESTMENT NEEDS

    The Fund may be appropriate for a variety of investment programs which can be long-term or short-term in nature. While the Fund is not a substitute for building an investment portfolio tailored to an individual's investment needs and risk tolerance, it can be used as a high-quality, conveniently liquid money market investment for cash when an investor is not fully invested in other securities or assets.

    Because the Fund is designed to provide liquidity and stability of capital, it may be especially suitable for investors with short-term investment objectives, including those who are awaiting an opportune time to invest in the equity and/or bond markets.

    The Fund may also be appropriate for long-term investors seeking low-risk investment alternatives which are designed to provide current income. The Fund is newly formed and has no operating history.

                       INVESTMENT OBJECTIVE AND POLICIES

    The Fund seeks current income consistent with liquidity and stability of capital. The Fund pursues its objective by investing exclusively in the following types of U.S. dollar-denominated money market instruments which are deemed to mature in 397 days or less in accordance with federal securities regulations and which the Investment Manager has determined present minimal credit risk:

    - Certificates of deposit, time deposits, notes and bankers' acceptances of U.S. domestic banks (including their foreign branches), Canadian chartered banks, U.S. branches of foreign banks and foreign branches of foreign banks having total assets of $5 billion or greater.

    - Commercial paper, including asset-backed commercial paper, rated in one of the two highest rating categories by Moody's Investors Service ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps Credit Rating Co. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), or any other nationally recognized statistical rating organization ("NRSRO"), or commercial paper or notes of issuers with an unsecured debt issue outstanding currently rated in one of the two highest rating categories by any NRSRO where the obligation is on the same or a higher level of priority and collateralized to the same extent as the rated issue.

    - The Fund may also invest in other corporate obligations such as publicly traded bonds, debentures, and notes rated in one of the two highest rating categories by any NRSRO and other similar securities which, if unrated by any NRSRO, are determined by the Investment Manager, using guidelines approved by the Trust's Board of Trustees, to be at least equal in quality to one or more of the above referenced securities.

    - Obligations of, or guaranteed by, the U.S. or Canadian governments, their agencies or instrumentalities.

    - Repurchase agreements involving obligations that are suitable for investment under the categories listed above.

    EURODOLLAR CERTIFICATES OF DEPOSIT AND FOREIGN SECURITIES. To the extent the Fund purchases Eurodollar certificates of deposit and other similar obligations, consideration will be given to the fact that these issuers may not be subject to the same regulatory requirements as U.S. issuers, including U.S. banks.

    Investments in securities of foreign issuers or securities principally traded overseas may involve certain special risks due to foreign economic, political, and legal developments. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting, and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. Foreign brokerage commissions and other fees are also generally higher than in the United States. There are also special tax considerations which apply to securities of foreign issuers and securities principally traded overseas. All such securities will be U.S. dollar-denominated.

    CONCENTRATION. The Fund will not invest more than 5% of its total assets in the securities of a single issuer, and will not invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry. However, these limitations will not apply to certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks and U.S. branches of certain foreign banks, or to obligations of or guaranteed by the U.S. Government or its agencies or instrumentalities. See "Investment Restrictions" in the Statement of Additional Information.


    ILLIQUID SECURITIES. The Fund will not purchase illiquid securities, including time deposits and repurchase agreements maturing in more than seven days, if, as a result of the purchase, more than 10% of the Fund's net assets valued at the time of the transaction are invested in such securities. The Fund will monitor the level of liquidity and take appropriate action if necessary to maintain adequate liquidity. The investment policy on the purchase of illiquid securities, as set forth in the Statement of Additional Information, is nonfundamental.


    ASSET-BACKED COMMERCIAL PAPER. The Fund may invest in asset-backed commercial paper. Repayment of this type of commercial paper is intended to be obtained from an identified pool of assets including automobile receivables, credit-card receivables, and other types of assets. Asset-backed commercial paper is issued by a special purpose vehicle (usually a corporation) that has been established for the purpose of issuing the commercial paper and purchasing the underlying pool of assets. The issuer of commercial paper bears the direct risk of prepayment on the receivables constituting the underlying pool of assets. Credit support for asset-backed securities may be based on the underlying assets or provided by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees, and over-collateralization.

    ASSET-BACKED SECURITIES. The Fund may invest in asset-backed securities. These types of securities represent a direct or indirect participation in, or are secured by and payable from, pools of assets, such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (e.g., credit card) agreements. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements, such as various forms of cash collateral accounts or letters of credit. These securities are subject to the risk of prepayment. Prepayments of principal of asset-backed securities affect the average life of the asset-backed securities in the Fund's portfolio. Prepayments are affected by the level of interest rates and other factors, including general economic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of asset-backed securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, affecting the Fund's yield. Thus, asset-backed securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.

    SECTION 4(2) COMMERCIAL PAPER. The Fund may invest in commercial paper and other securities that are issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act") ("Section 4(2) paper"). Federal securities laws restrict the disposition of Section 4(2) paper. Section 4(2) paper generally is sold to institutional investors such as the Fund who agree that they are purchasing the paper for investment and not for public distribution. Any resale of Section 4(2) paper by the purchaser must be in an exempt transaction and may be accomplished in accordance with Rule 144A under the 1933 Act. Section 4(2) paper normally may be resold to other institutional investors such as the Fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Because it is not possible to predict with assurance exactly how this market for Section 4(2) paper sold and offered under Rule 144A will continue to develop, the Investment Manager, pursuant to guidelines approved by the Trust's Board of Trustees, will monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity, and availability of information.

    RULE 144A SECURITIES. Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance, and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A-eligible restricted securities, however, could adversely affect the marketability of such portfolio securities and result in the Fund's inability to dispose of such securities promptly or at favorable prices.

    The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Fund's Investment Manager, pursuant to guidelines approved by the Board. The Investment Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trades for the security, (ii) the number of dealers that quote prices for the security, (iii) the number of dealers that have undertaken to make a market in the security, (iv) the number of other potential purchasers, and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited, and the mechanics of transfer). The Investment Manager monitors the liquidity of restricted securities in the Fund's portfolio and reports periodically on such decisions to the Board.

    BANK NOTES. The Fund may invest in bank notes, which are unsecured promissory notes representing debt obligations that are issued by banks in large denominations.

    For more information regarding the Fund's investments, see "Share Price Calculation."

OTHER INVESTMENT TECHNIQUES

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase securities on a "when-issued" or "delayed delivery" basis. When-issued or delayed delivery securities are securities purchased for future delivery at a stated price and yield. The Fund generally will not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued or delayed delivery basis are recorded as an asset. The value of such securities may change as the general level of interest rates changes.

    The Fund will not invest more than 25% of its assets in when-issued or delayed delivery securities. The Fund will not purchase these types of securities for speculative purposes and will expect actually to acquire the securities when purchased. However, the Fund reserves the right to sell any of these securities before their settlement dates if the Investment Manager deems such a sale advisable.

    REPURCHASE TRANSACTIONS. The Fund may engage in repurchase agreements, which are instruments under which the Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Fund's holding period. Maturity of the securities subject to repurchase agreements may exceed one year.

    If the seller in a repurchase agreement becomes bankrupt or otherwise defaults, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. The Fund will enter into repurchase agreements only with banks and broker-dealers that the Investment Manager deems creditworthy.

    It is not currently anticipated that the Fund will engage in reverse repurchase agreements.

    VARIABLE RATE SECURITIES. The Fund may invest in instruments having rates of interest that are adjusted periodically, or which "float" continuously according to formulas intended to minimize any fluctuation in the values of the instruments ("Variable Rate Securities"). The interest rate of Variable Rate Securities ordinarily is determined by reference to, or is a percentage of, an objective standard such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. As interest rates decrease or increase, Variable Rate Securities can be expected to experience less appreciation or depreciation than fixed-rate obligations.

    Some Variable Rate Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost, or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. The Fund determines the maturity of Variable Rate Securities in accordance with SEC rules.


    BORROWING POLICY. Pursuant to a fundamental policy as set forth in the Statement of Additional Information, the Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets in order to meet redemption requests without immediately selling any portfolio securities. The Fund will not borrow for leverage purposes or purchase securities or make investments while borrowings are outstanding. If for any reason the current value of the total assets of the Fund falls below an amount equal to three times the amount of indebtedness for money borrowed, the Fund will, within three days, (not including Sundays and holidays), reduce its indebtedness to the extent necessary to meet that limitation. Any borrowings under this provision will not be collateralized.


    RISK CONSIDERATIONS. The Fund's portfolio will be affected by general changes in interest rates which will result in increases or decreases in the market value of the obligations held by the Fund. The market value of the obligations in the Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. Investors also should recognize that, in periods of declining interest rates, the Fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of its portfolio, thereby reducing the Fund's current yield. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which the Fund may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity and safety and longer maturities.

    The Fund's portfolio is subject to the risk of default by issuers of the securities in the Fund's portfolio. The value of commercial paper and other securities in the Fund's portfolio may be adversely affected by the inability of the issuers (or related supporting institutions) to make principal or interest payments on the obligations in a timely manner. As discussed above, the Fund will invest in securities which the Investment Manager has determined present minimal credit risk. The ratings assigned to commercial paper and other corporate obligations, as well as the guidelines approved by the Trust's Board of Trustees, are intended to enable the Investment Manager to minimize the credit risk with respect to the securities in the Fund's portfolio, but there can be no absolute assurance that the Investment Manager will be successful in this regard. If issuer defaults nevertheless occur respecting a sufficiently large portion of the Fund's portfolio, the Fund may be unable to maintain a stable net asset value of $1.00 per share.

    The Fund's performance also may be affected by changes in market or economic conditions and other circumstances affecting the financial services industry. Government regulation of banks, savings and loan associations, and finance companies may limit both the amounts and types of loans and other financial commitments these entities can make and the interest rates and fees they can charge. The profitability of the financial services industry, which is largely dependent on the availability and cost of capital funds, has fluctuated in response to volatility in interest rate levels. In addition, the financial services industry is subject to risks resulting from general economic conditions and the potential exposure to credit losses.

    ADDITIONAL INFORMATION. Please see the Statement of Additional Information for further information regarding foreign securities, the investment rating categories employed by various NRSROs, and other investment techniques used by the Fund.

                    ORGANIZATION AND MANAGEMENT OF THE FUND

    GENERAL OVERSIGHT. The Board of Trustees and officers of the Trust meet regularly to review the Fund's investments, performance, expenses, and other business affairs.

    THE INVESTMENT MANAGER. Professional investment management for the Fund is provided by the Investment Manager, Berkeley Capital Management, 650 California Street, Suite 2800, San Francisco, California 94108. The Investment Manager provides a continuous investment program including general investment and economic advice regarding the Fund's investment strategies; manages the Fund's investment portfolio and performs expense management, accounting, and recordkeeping; and provides other services necessary to the operation of the Fund and the Trust.

    The Investment Manager has been engaged in the investment management business since 1972 and currently provides investment management services to institutional and other investors with respect to fixed-income securities, equity securities of small- to large-cap issuers, and asset allocation strategies. As of December 31, 1996, the Investment Manager had approximately $1.6 billion of total assets under discretionary management under several investment strategies (including over $700 million invested in fixed-income securities).

    TRANSFER AGENT AND SHAREHOLDER SERVICES. Firstar Trust Company, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 (the "Transfer Agent") serves as shareholder services agent and transfer agent for the Fund. The Transfer Agent provides information and services to shareholders which include reporting share ownership, sales, and dividend activity (and associated tax consequences), responding to daily inquiries, and effecting the transfer of Fund shares. It furnishes such office space and equipment, telephone facilities, personnel, and informational literature distribution as is necessary or appropriate in providing shareholder and transfer agency information and services.

    THE PRINCIPAL UNDERWRITER. The Fund's principal underwriter (the "Principal Underwriter") is Berkeley International Securities Corporation, 650 California Street, Suite 2800, San Francisco, California 94108, an affiliate of the Investment Manager. (See "Management of the Trust" in the Statement of Additional Information for further information about the Principal Underwriter.)

    OPERATING FEES AND EXPENSES. Pursuant to its Investment Management Agreement with the Trust, the Investment Manager receives from the Fund an annual fee, payable monthly, of 0.25% of the Fund's average daily net assets.

    SERVICE FEE. As more fully described in the Statement of Additional Information, the Trust and the Investment Manager have entered into a Shareholder Services Agreement pursuant to which the Investment Manager will provide, or arrange for others to provide, certain specified shareholder services to shareholders of the Fund. As compensation for the provision of shareholder services, the Fund will pay the Investment Manager up to 0.25% of the Fund's average daily net assets on an annual basis, payable monthly. The Investment Manager will pay certain banks, trust companies, broker-dealers, and other institutions (each, a "Participating Organization") out of the fees the Investment Manager receives from the Fund under the Shareholder Services Agreement to the extent that the Participating Organization performs shareholder servicing functions for the Fund with respect to shares of the Fund owned from time to time by customers of the Participating Organization. In certain cases, the Investment Manager may also pay a fee, out of its own resources and not out of the service fee payable under the Shareholder Services Agreement, to a Participating Organization for providing other administrative services to its customers who invest in the Fund.

    Pursuant to the Shareholder Services Agreement, the Investment Manager may also enter into special contractual arrangements with Participating Organizations that process substantial volumes of purchases and redemptions of shares of the Fund for their customers. Under these arrangements, the Transfer Agent will ordinarily maintain an omnibus account for a Participating Organization and the Participating Organization will maintain sub-accounts for its customers for whom it processes purchases and redemptions of shares. A Participating Organization may charge its customers a fee, as agreed upon by the Participating Organization and the customer, for the services it provides. Customers of Participating Organizations should read this Prospectus in conjunction with the service agreement and other literature describing the services and related fees provided by the Participating Organization to its customers prior to any purchase of shares.

    OTHER EXPENSES. The Trust pays the expenses of its operations, including: the fees and expenses for independent accountants, legal counsel, and the custodian of its assets; the cost of maintaining books and records of account; registration fees; the fees and expenses of qualifying the Trust and its shares for distribution under federal and state securities laws; and industry association membership dues.

OTHER INFORMATION

    The Trust was organized as a business trust under the laws of Delaware on October 28, 1996 and may issue an unlimited number of shares of beneficial interest or classes of shares in one or more separate series. Currently, the Trust offers shares of only one series (the Fund described in this Prospectus). The Board of Trustees may authorize the issuance of shares of additional series or classes of shares of beneficial interest if it deems it desirable.

    SHAREHOLDER MEETINGS AND VOTING RIGHTS. The Trust is not required to hold annual shareholders' meetings and does not intend to do so. It will, however, hold special meetings as required or deemed desirable by the Board of Trustees for such purposes as changing fundamental policies, electing or removing Trustees, or approving or amending an investment advisory agreement. In addition, a Trustee may be removed by shareholders at a special meeting called upon written request of shareholders owning in the aggregate at least 10% of the outstanding shares of the Trust.

    As of the date of this Prospectus, Berkeley International Securities Corporation owned all of the outstanding shares of the Fund. It is contemplated that the public offering of shares of the Fund will reduce Berkeley International Securities Corporation's holdings to less than 5% of the total shares outstanding.

                            DISTRIBUTIONS AND TAXES


    DIVIDENDS AND OTHER DISTRIBUTIONS. On each day that the net asset value per share of the Fund is determined (a "Business Day"), the Fund's net investment income is declared as of the close of trading on the New York Stock Exchange (the "Exchange") (generally 4:00 p.m. Eastern time) as a dividend to shareholders of record at that time. Conditions which must be met in order for an investor to receive a dividend for the Business Day on which a purchase order is received by the Transfer Agent or its authorized agent are: (1) receipt by the Transfer Agent of the purchase order before 1:30 p.m. Eastern time; and (2) payment in immediately available funds wired to the Transfer Agent by the close of business the same day. Dividends are normally paid (and, where applicable, reinvested) on the last Business Day of each month.


    FEDERAL INCOME TAX INFORMATION. The Fund intends to qualify and elect, and to continue to qualify, to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, the Fund will distribute each year substantially all of its investment company taxable income (if any), its net exempt-interest income (if any), and its net capital gains (if any), and will seek to meet certain other requirements. Such qualification relieves the Fund of liability for federal income taxes to the extent the Fund's earnings are distributed.

    Generally, all Fund distributions are taxable to shareholders as ordinary income.

    Records of dividends and other distributions, purchases, and redemptions will be reflected on shareholders' account statements. The Fund will notify shareholders at least annually as to the federal income tax consequences of distributions made each year.

    The foregoing is only a brief summary of some of the federal income tax considerations affecting the Fund and its shareholders. Accordingly, potential investors should consult their tax advisers with specific reference to their own tax situations.

                            SHARE PRICE CALCULATION

    The price of a share on any given day is its "net asset value" or "NAV." The NAV is computed by taking total Fund assets, subtracting any liabilities of the Fund, and dividing the resulting amount by the number of shares of the Fund outstanding. The NAV per share of the Fund is determined on each day both the Federal Reserve Bank of New York and the Exchange are open for business as of the close of normal trading on the Exchange (generally 4:00 p.m. Eastern time). Purchase or redemption orders will be executed at the net asset value next determined after receipt of the order by the Fund, the Transfer Agent or their authorized agents. While the Fund attempts to maintain its net asset value at a constant $1.00 per share, there can be no assurance that the Fund will be able to do so, and Fund shares are not insured against a reduction in their net asset value.

    The Fund values its portfolio securities at amortized cost, which means that they are valued at their acquisition cost (as adjusted for amortization of premium or discount) rather than at current market value. Calculations are made to compare the value of the Fund's investments using the amortized cost method with market values. Except as described below, market valuations are obtained by using: (1) actual quotations provided by third-party pricing services or market makers; (2) estimates of market value; or (3) values obtained from yield data relating to comparable classes of money market instruments published by reputable sources at the bid prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share of the Fund calculated by reference to market values and the $1.00 per share amortized cost value of the Fund, or if there were any other deviation which the Board of Trustees believed may result in a material dilution or other unfair result to investors or existing shareholders, the Board of Trustees would cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results.

                        HOW THE FUND REPORTS PERFORMANCE

    From time to time the Fund may advertise its yield and effective yield. Performance figures are based upon historical results and are not intended to indicate future performance.

    Yield refers to the income generated by a hypothetical investment in the Fund over a specific seven-day period. This income is then annualized, which means that the income generated during the seven-day period is assumed to be generated each week over an annual period and is shown as a percentage of the hypothetical investment.

    Effective yield is calculated similarly, but the income earned by the investment is assumed to be compounded weekly when annualized. Effective yield will be slightly higher than yield due to this compounding effect.

    The performance of the Fund may be compared to that of other mutual funds tracked by mutual fund rating services, various indices of investment performance, U.S. Government obligations, bank certificates of deposit, other investments for which reliable performance data is available, interest rates, and the consumer price index.

    Additional performance information about the Fund will be available in the Fund's Annual Report, which is sent to all shareholders. When available, shareholders may request a free copy by calling the Transfer Agent at (888) 889-0799.

                        INVESTING IN SHARES OF THE FUND

HOW TO BUY SHARES

    Before investing in shares of the Fund for the first time, you must complete and sign an Account Application and forward it to:

        Berkeley Capital Management Funds

        c/o Firstar Trust Company

        P.O. Box 701

        Milwaukee, WI 53201-0701

or, if forwarding by overnight courier, to:

        Berkeley Capital Management Funds

        c/o Firstar Trust Company

        615 East Michigan Street, 3rd Floor

        Milwaukee, WI 53202

    Please see "Investing in Shares of the Fund--General
Information--Distribution Options" below for important information concerning the distribution options you may select on your Account Application.

    Once you have money invested in the Fund, you can place a purchase order and wire money into your account or make additional purchases by mail.

    INVESTING THROUGH A FINANCIAL INSTITUTION. If you are investing through a securities dealer (including through the Fund's Principal Underwriter, Berkeley International Securities Corporation, an affiliate of the Investment Manager), fiduciary, or a financial or other institution (each, a "Financial Institution"), you should contact that Financial Institution directly for instructions and other information. Certain features of the Fund may be modified when shares are made available through a program of services offered by a Financial Institution, and administrative charges may be imposed by the Financial Institution for the services performed. In particular, a broker may charge transaction fees with respect to the purchase and sale of Fund shares. It is the responsibility of your Financial Institution to submit purchases and redemptions in a timely manner in order for you to receive the next-determined NAV.

    INVESTING BY WIRE. For wiring information and instructions, call the Financial Institution through which you trade, or, if you trade directly through the Transfer Agent, call the Transfer Agent toll free at (888) 889-0799. There currently is no fee imposed by the Fund for wire purchases. However, if you buy shares through a Financial Institution, the Financial Institution may impose a fee for wire purchases.

    - If the Transfer Agent receives your purchase order by 1:30 p.m., Eastern time, and receives your payment by the close of business (i.e., by the close of regular trading hours on the New York Stock Exchange, generally 4:00 p.m. Eastern time), your purchase will be executed as of the close of business and you will accrue a dividend for that day.

    - If the Transfer Agent receives your purchase order after 1:30 p.m. Eastern time but before the close of business and receives your payment by the close of business, your purchase will be executed as of the close of business, but you will not accrue a daily dividend for the shares purchased until the next Business Day.

    - If the Transfer Agent receives your purchase order by the close of business but does not receive your payment by the close of business, your purchase will be executed, and a dividend on the shares purchased will be accrued, as of the close of business following the receipt of your payment in proper form by the Transfer Agent.

    - If the Transfer Agent receives your purchase order after the close of business or on a non-business day, your purchase will be executed, and a dividend on the shares purchased will be accrued, as of the close of business following the receipt of your payment in proper form by the Transfer Agent.

    Payment for shares of the Fund must be in immediately available funds. For a payment to be received by the Transfer Agent by the close of business, the wire must be received by the Transfer Agent in good order at the Fund's designated wire bank before the close of business of the Federal Reserve Wire System. You are advised to wire funds as early in the day as possible and to provide advance notice to the Transfer Agent for all wire transfers by calling the Transfer Agent toll free at (888) 889-0799.

    INVESTING BY MAIL. To purchase shares of the Fund by mail, mail your written purchase order, along with a check made payable to Berkeley Capital Management Money Market Fund, to the Transfer Agent at the following address:

        Berkeley Capital Management Funds

        c/o Firstar Trust Company

        P.O. Box 701

        Milwaukee, WI 53201-0701

or, if forwarding by overnight courier, to:

        Berkeley Capital Management Funds

        c/o Firstar Trust Company

        615 East Michigan Street, 3rd Floor

        Milwaukee, WI 53202

    Your written purchase order must include the following information:

    - your shareholder account number, or a completed and signed shareholder Account Application for an initial investment; and

    - the dollar amount of shares you would like to buy.

    Once you have mailed your purchase order, you may not revoke, modify, or cancel it.

    - If the Transfer Agent receives your purchase order and your payment by mail by 1:30 p.m. Eastern time on a Business Day, your purchase will be executed as of the close of business the same day, and you will accrue a dividend for that day.

    - If the Transfer Agent receives your purchase order and your payment by mail after 1:30 p.m. Eastern time but before the close of business on a Business Day, your purchase will be executed as of the close of business the same day, but you will not accrue a dividend on the shares purchased until the following Business Day.

    - If the Transfer Agent receives your purchase order and your payment by mail after the close of business on a Business Day or on a non-business day, your purchase will be executed, and a dividend will be accrued on the shares purchased, as of the close of business on the next Business Day.

GENERAL INFORMATION

    The minimum initial investment in the Fund is $100,000, and subsequent investments must be at least $1,000. Exceptions to the minimum investment requirements may be made at the discretion of the Investment Manager including, without limitation, for employees and affiliates (and their employees) of the Investment Manager or investors who are, or are related to or affiliated with, clients of the Investment Manager. The Fund will accept only investments in U.S. dollars.

    All applications to purchase shares of the Fund are subject to acceptance or rejection by authorized officers of the Fund and are not binding upon the Fund until accepted. Applications will not be accepted unless accompanied by payment in U.S. funds. Payment by check should be drawn on a U.S. bank, savings and loan association, or credit union. The Fund will not accept payment in cash or third party checks for the purchase of shares. The Custodian will charge a $20 fee against a shareholder's account, in addition to any loss sustained by the Fund, for any payment check returned to the Custodian for insufficient funds. It is the policy of the Fund not to accept applications in amounts or under circumstances considered disadvantageous to shareholders; for example, the Fund reserves the right to reject any application of an individual who previously tried to purchase shares with a bad check, or which does not include a certified social security or tax identification number.

    To minimize administrative costs, share certificates will not be issued. Records of share ownership are maintained by the Transfer Agent.

    DISTRIBUTION OPTIONS. You may elect one of the following distribution options in your shareholder Account Application, which must precede or accompany your initial investment in the Fund:

        AUTOMATIC REINVESTMENT. Distributions will be reinvested in additional full and fractional shares of the Fund at the net asset value next determined after each dividend payable date.

        RECEIVE DIVIDENDS BY MAIL. All distributions will be credited to your account as of the payable date. If your account is coded to have dividends mailed to you, checks will normally be mailed the Business Day after distributions are credited to your account.

    Distributions will automatically be reinvested in additional shares of the Fund unless the Fund, the Transfer Agent, or their authorized agents have received instructions that distributions are to be mailed to you as they are paid. To change the distribution option you have selected, call the Transfer Agent toll free at (888) 889-0799.

    IMPORTANT INFORMATION ABOUT TELEPHONE TRANSACTIONS. Once you have completed an Account Application, including all applicable bank information, which has been accepted by the Transfer Agent, you automatically have the privilege to place Fund purchase orders and orders to sell shares by calling the Transfer Agent toll free at (888) 889-0799, where trained representatives are available to answer questions about the Fund and your account.

    The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Fund and the Transfer Agent follow telephone instructions that they reasonably believe to be genuine, they will not be liable for any losses a shareholder may experience. If the Fund and the Transfer Agent do not follow reasonable procedures to confirm that a telephone order is genuine, the Fund or the Transfer Agent may be liable for any losses a shareholder may suffer from unauthorized or fraudulent orders. These procedures may include:

    - requiring a form of personal identification prior to acting upon instructions received by telephone;

    - providing written confirmation of instructions received by telephone; and

    - tape recording telephone instructions.

    Investors should remember that it may be difficult to complete transactions by telephone during periods of drastic economic or market changes, when phone lines may become busy with calls from other investors. If you want to buy or sell shares but have trouble reaching the Fund by telephone, you may want to use another method for completing a transaction, even though an alternative procedure may mean that completing your transaction may take longer.

                               HOW TO SELL SHARES

    You may sell your shares at any time by telephone or by mail, subject to the following terms and conditions:

    - a check normally will be mailed to you within one or two Business Days, but no later than the seventh Business Day after receipt by the Transfer Agent of the redemption request in good order;

    - we may suspend the right to sell shares or postpone payment for a sale of shares when trading on the Exchange is restricted; when the Exchange is closed for any reason other than its normal weekend or holiday closings; during emergency circumstances as determined by the SEC; or in any other circumstances as the SEC may permit; and


    - if you purchased your shares by check and place a redemption order before your check clears, we will issue a redemption check as soon as your check clears your bank, which may take up to 12 days from the date of purchase.


    No redemption request will become effective until all documents have been received in proper form by the Transfer Agent. The shareholder should contact the Transfer Agent for further information concerning documentation required for a redemption of Fund shares.

    A signature guarantee is required on the written redemption request if (1) the redemption proceeds are to be sent to a bank or brokerage account not previously authorized by the shareholder in accordance with the instructions on the account application, or (2) the address of record has changed within the last 15 days. The guarantor must be a bank, member firm of a national securities exchange, savings and loan association, credit union, or other entity authorized by state law to guarantee signatures. A notary public is not an acceptable guarantor. Additional documentary evidence of authority is required in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor, or administrator. Checks to third parties other than a bank or brokerage account as authorized above are not permitted. Redemption checks will not be forwarded by the U.S. postal service. The redemption request should also indicate the change of address and include a signature guarantee.

    Shareholders who have an individual retirement account (an "IRA") or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests that fail to indicate an election not to have tax withheld will be subject to withholding.

    BY TELEPHONE. You can sell your shares by telephone by calling the Transfer Agent at (888) 889-0799.

    The following information is needed in order to process your telephone redemption order:

    - your account number and your name for verification;

    - your social security number/tax identification number; and

    - the number of shares you want to sell.

    BY MAIL. You can also sell shares by writing to the address on the cover of this Prospectus. The following information is needed in order to process your mail redemption order:

    - your name;

    - your account number;

    - the number of shares you want to redeem; and

    - the signature of all registered account holders in the exact form specified in the account.

    Once a redemption check is mailed, a sale is irrevocable and may not be modified or cancelled.

    Redemption proceeds may be wired via the Federal Reserve Wire System to your bank account of record at your election. To choose this option, you must designate on your Account Application the U.S. commercial bank account(s) into which you wish the redemption proceeds to be deposited. You may change the bank account designated to receive redemption proceeds at any time prior to making a redemption request by sending a letter of instruction, including a signature guarantee, to the Transfer Agent at the address shown on page 9. Alternatively, you may elect to have redemption proceeds mailed to you at your address of record.

    You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

    The Fund currently charges a $12 fee for wiring of redemption proceeds. If you sell shares through a Financial Institution, the Financial Institution may impose a fee for wire redemptions.

    The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order in-kind by making payment in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value. However, the Trust has elected to commit itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of: (1) $250,000, or (2) one percent of the net asset value of the Fund at the beginning of such period. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash.

    The Fund may be required to withhold federal income tax at a rate of 31% (backup withholding) from dividend payments, distributions, and redemption proceeds if a shareholder fails to furnish the Fund with his/her certified social security or tax identification number. The shareholder also must certify that the number is correct and that he/she is not subject to backup withholding. The certification is included as part of the share purchase application form. If the shareholder does not have a social security number, he/she should indicate on the purchase form that an application to obtain a number is pending. The Fund is required to withhold taxes if a number is not delivered to the Fund within seven days.

                          OTHER IMPORTANT INFORMATION

    MINIMUM BALANCE REQUIREMENTS. Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem a shareholder's shares if, as a result of redemptions, their aggregate value drops below the $100,000 minimum balance requirement for the Fund. The Fund will notify shareholders in writing 30 days before taking such action to allow them to increase their holdings to at least the minimum level.

    SHAREHOLDER FEES (billed to shareholders):

-  Outgoing Wire Transfer....................................  $12.00/wire
-  Qualified Plan Distribution...............................  $15.00/request
-  Qualified Plan Transfer Out...............................  $15.00/request
-  Refund of Excess Contribution.............................  $15.00/request
-  Annual Qualified Plan Maintenance
   (Maximum $25.00 per social security number)...............  $12.50/account
-  Returned Check............................................  $20.00/item
-  Stop Payment Request......................................  $20.00/request

    READING THIS PROSPECTUS. References to "you" and "your" in this Prospectus refer to prospective investors and/or current shareholders, while references to "we," "us," "our," or "our Fund" refer to the Fund generally.

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR.

    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE.

INVESTMENT MANAGER
    Berkeley Capital Management
    650 California Street, Suite 2800
    San Francisco, CA 94108


ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT,
SHAREHOLDER SERVICING AGENT
& CUSTODIAN
    Firstar Trust Company
    P.O. Box 701
    Milwaukee, WI 53201-0701
    (800) 261-6950


LEGAL COUNSEL
    Paul, Hastings, Janofsky & Walker LLP
    345 California Street
    San Francisco, CA 94104


INDEPENDENT AUDITORS
    Price Waterhouse LLP
    100 E. Wisconsin Avenue, Suite 1500
    Milwaukee, WI 53202


                                     [LOGO]

                                   PROSPECTUS
                                 JULY 24, 1997



                       Berkeley Capital Management Funds
                       650 California Street, Suite 2800
                            San Francisco, CA 94108

                                     PART B

                               ------------------

                                  STATEMENT OF
                              ADDITIONAL INFORMATION

                        Berkeley Capital Management Funds

                               ------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                        BERKELEY CAPITAL MANAGEMENT FUNDS
           650 California Street, Suite 2800, San Francisco, CA 94108

                  BERKELEY CAPITAL MANAGEMENT MONEY MARKET FUND


                                  MAY __, 1997

         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus dated May __, 1997, which may be amended from time to time, for Berkeley Capital Management Money Market Fund (the "Fund"), a separately managed investment portfolio of Berkeley Capital Management Funds (the "Trust"). To obtain a free copy of the above-referenced Prospectus, please contact Firstar Trust Company (the "Transfer Agent") at
(888) 889-0799.


                               TABLE OF CONTENTS
                                                                            Page


INVESTMENT TECHNIQUES. . . . . . . . . . . . . . . . . . . . . . . . . .     2

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . . . . . .     3

MANAGEMENT OF THE TRUST. . . . . . . . . . . . . . . . . . . . . . . . .     7

PORTFOLIO TRANSACTIONS AND TURNOVER. . . . . . . . . . . . . . . . . . .    11

DISTRIBUTIONS AND TAXES. . . . . . . . . . . . . . . . . . . . . . . . .    13

SHARE PRICE CALCULATION. . . . . . . . . . . . . . . . . . . . . . . . .    16

YIELD. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    17

GENERAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . .    17

PRINCIPAL HOLDERS OF SECURITIES. . . . . . . . . . . . . . . . . . . . .    18

PURCHASE AND REDEMPTION OF SHARES. . . . . . . . . . . . . . . . . . . .    18

OTHER INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . .    19

APPENDIX - RATINGS OF INVESTMENT SECURITIES. . . . . . . . . . . . . . .   A-1

                              INVESTMENT TECHNIQUES

EURODOLLAR CERTIFICATES OF DEPOSIT AND FOREIGN SECURITIES

         Before investing in Eurodollar certificates of deposit, the Fund will consider their marketability, possible restrictions on international currency transactions, and any regulations imposed by the domicile country of the foreign issuer. Eurodollar certificates of deposit may not be subject to the same regulatory requirements as certificates of deposit issued by U.S. banks, and associated income may be subject to the imposition of foreign taxes, including withholding taxes.

         Investments in securities of foreign issuers or securities principally traded overseas may involve certain special risks due to foreign economic, political, and legal developments, including expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities.

ASSET-BACKED COMMERCIAL PAPER AND OTHER SECURITIES

         The Fund can invest a portion of its assets in asset-backed commercial paper and other money market fund Eligible Securities (as that term is defined below). The credit quality of most asset-backed commercial paper depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator (or any other affiliated entities), and the amount and quality of any credit support provided to the securities.

         Asset-backed commercial paper is often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on these underlying assets to make payments, such securities may contain elements of credit support.

         Such credit support falls into two classes: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies, or letters of credit obtained from third parties, through various means of structuring the transaction, or through a combination of such approaches. The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

         Tax-exempt commercial paper is unsecured short-term obligations issued by a government or political sub-division thereof. It is not currently expected that the Fund will invest more than 5% of its net assets in tax-exempt commercial paper.

                             INVESTMENT RESTRICTIONS

EXCEPT AS OTHERWISE NOTED WITH AN *, THE RESTRICTIONS BELOW ARE NONFUNDAMENTAL AND CAN BE CHANGED WITHOUT APPROVAL OF THE HOLDERS OF A MAJORITY OF THE OUTSTANDING VOTING SECURITIES (AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, HEREINAFTER THE "1940 ACT") OF THE FUND. THE FUND MAY NOT:

*(1)      Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result thereof, more than 5% of the value of its assets would be invested in the securities of such issuer.

(2) Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

*(3)      Concentrate 25% or more of the value of its total assets in any one industry; provided, however, that the Fund may invest up to 100% of its assets in certificates of deposit or bankers' acceptances issued by domestic branches of

U.S. banks and U.S. branches of foreign banks (which the Fund has determined to be subject to the same regulation as U.S. banks), or obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities in accordance with its investment objective and policies.


(4) Enter into repurchase agreements if, as a result thereof, more than 10% its net assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than seven days and invested in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of 1933). The Fund will invest no more than 10% of its net assets in illiquid securities.


(5) Invest more than 5% of its total assets in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of 1933).


*(6)      Invest in commodities or commodity contracts, futures contracts, real estate or real estate limited partnerships, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.


(7) Invest for the purpose of exercising control or management of another issuer.


(8) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization, or acquisition of assets, or as may otherwise be permitted by the 1940 Act.


*(9)     Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objectives and policies).

*(10)     Borrow money, except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets in order to meet redemption requests without immediately selling any portfolio securities. The Fund will not borrow for leverage purposes or purchase securities or make investments while borrowings are outstanding. Any borrowings by the Fund will not be collateralized. If for any reason the current value of the total assets of the Fund falls below an amount equal to three times the amount of indebtedness for money borrowed, the Fund will, within three business days, reduce its indebtedness to the extent necessary to meet that limitation.

(11)      Write, purchase, or sell puts, calls, or combinations thereof.


(12) Make short sales of securities or purchase any securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.


*(13)     Underwrite securities issued by others, except to the extent it may be deemed to be an underwriter under the federal securities laws in connection with the disposition of securities from its investment portfolio.


*(14)     Issue senior securities as defined in the 1940 Act.


Except for restrictions (3), (4) and (10), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in values or net or total assets will not be considered a violation of that restriction.


The Fund will only purchase securities that present minimal credit risk and which are First Tier or Second Tier Securities (otherwise referred to as "Eligible Securities"). An Eligible Security is:

(1) a security with a remaining maturity of 397 days or less: (a) that is rated by the requisite nationally recognized statistical rating organizations ("NRSROs") designated by the Securities and Exchange Commission (the "SEC") (currently Moody's Investors Service ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Duff and Phelps Credit Rating Co. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), Thomson BankWatch, and, with respect to debt issued by banks, bank holding companies, United Kingdom building societies, broker-dealers and broker-dealers' parent companies, and bank-supported debt, IBCA Limited and its affiliate, IBCA, Inc.) in one of the two highest rating categories for short-term debt obligations (two NRSROs are required but one rating suffices if only one NRSRO rates the security), or (b) that itself was unrated by any NRSRO, but was issued by an issuer that has outstanding a class of short-term debt obligations (or any security within that class) meeting the requirements of subparagraph 1(a) above that is of comparable priority and security;

(2) a security that at the time of issuance was a long-term security but has a remaining maturity of 397 days or less, and whose issuer received a rating within one of the two highest rating categories from the requisite NRSROs for short-term debt obligations with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the subject security; or

(3) a security not rated by an NRSRO but deemed by the Investment Manager, pursuant to guidelines adopted by the Trust's Board of Trustees, to be of comparable quality to securities described in (1) and (2) above and to represent minimal credit risk.

A First Tier Security is any Eligible Security that carries (or if other relevant securities issued by its issuer carry) top NRSRO ratings from at least two NRSROs (a single top rating suffices if only one NRSRO rates the security), that has been determined by the Investment Manager, pursuant to guidelines adopted by the Trust's Board of Trustees, to be of comparable quality to such a security, that is a security issued by a registered investment company that is a money market fund, or that is a U.S. government security (a "Government security"). A Second Tier Security is any other Eligible Security.


The Fund will limit its investments in the First Tier Securities of any one issuer to no more than 5% of its total assets. (Repurchase agreements collateralized by non-Government securities will be taken into account when making this calculation.) Moreover, the Fund's total holdings of Second Tier Securities will not exceed 5% of its total assets, with investment in the Second Tier Securities of any one issuer being limited to the greater of 1% of the Fund's total assets or $1 million. In addition, the underlying securities involved in repurchase agreements collateralized by non-Government securities will be First Tier Securities at the time the repurchase agreements are executed.

                             MANAGEMENT OF THE TRUST

OFFICERS AND TRUSTEES

The officers and trustees of the Trust, their principal occupations during the past five years, and their affiliations, if any, with the Investment Manager or Berkeley International Securities Corporation are as follows:



                                           Position with the               Principal Occupation
Name                          Age          Trust                           for the Past Five Years
-----------------             ---          -----------------               -----------------------
Debra McGinty-Poteet*         40           Chairman of the Board           Executive  Vice
225 Broadway                               of Trustees, President,         President and
San Diego, CA  92101-5030                  and Principal Executive         Chief Operating
                                           Officer                         Officer, North
                                                                           American Trust Co.
                                                                           (February 1997 -
                                                                           present); formerly,
                                                                           Senior Vice President
                                                                           and Managing Director,
                                                                           Bank of America Funds
                                                                           Management (1986 - 1997)

Cindee Beechwood*             41           Trustee, Treasurer,             Assistant Group
                                           Principal Accounting            Financial Controller,
                                           Officer, and Principal          London Pacific Group
                                           Financial Officer               Limited and Controller,
                                                                           Berkeley Capital
                                                                           Management (1993 -
                                                                           present); formerly,
                                                                           Controller, Govett Asset
                                                                           Management (formerly
                                                                           Associated Capital
                                                                           Management) (1990-1993)

Donald O. Dempster*           31           Compliance Officer              Director of Compliance,
                                                                           Berkeley Capital Manage-
                                                                           ment (1996-present);
                                                                           formerly, Director of
                                                                           Compliance, Robertson
                                                                           Stephens (1994-1996);
                                                                           prior thereto, Assistant
                                                                           Vice President,
                                                                           Compliance, BA Secur-
                                                                           ities (1994); prior
                                                                           thereto, Staff
                                                                           Accountant, Securities
                                                                           and Exchange Commission
                                                                           (1990-1994)

Danell J. Doty*               33           Vice President                  Vice President
                                           and Secretary                   of Operations,
                                                                           Berkeley Capital Man-
                                                                           agement (1995 - present)
                                                                           and Chief Operations
                                                                           Officer, Berkeley
                                                                           International Securities
                                                                           Corporation
                                                                           (1991 - present)

Bryan W. Brown                51           Trustee                         Financial and
950 Hayman Place                                                           technological systems
Los Altos, CA 94024                                                        consultant (1992-
                                                                           present); formerly,
                                                                           Chief Financial Officer,
                                                                           Bailard, Biehl & Kaiser,
                                                                           Inc. (1980-1992)

William R. Sweet              59           Trustee                         Retired; formerly,
81 Mt. Tiburon Road                                                        Executive Vice
Tiburon, CA 94920                                                          President, The Bank of
                                                                           California (1985-1996)


Barnett Teich                 72           Trustee                         Retired; formerly,
3136 Ptarmigan                                                             consultant (1987-1989);
Drive No. 6                                                                prior thereto, First
Walnut Creek,                                                              Vice-President, Lehman
CA 94595                                                                   Management Co., Inc.
                                                                           (1958-1986)

Joseph Neuberger*             34           Assistant Secretary             Vice President and
615 East Michigan St.                                                      Manager of Fund
Milwaukee, WI 53202                                                        Administration and
                                                                           Compliance, Firstar
                                                                           Trust Company (1994-
                                                                           present); formerly,
                                                                           Manager, Arthur
                                                                           Andersen LLP

Nancy E. Frohna*              29           Assistant Secretary             Trust Officer and
615 E. Michigan St.                                                        Compliance
Milwaukee, WI  53202                                                       Administrator, Firstar
                                                                           Trust Company (1994-
                                                                           present); formerly,
                                                                           accountant, Strong
                                                                           Funds

*These individuals are interested persons of the Trust as defined in Section 2(a)(19) of the 1940 Act. Mr. Dempster is also Sales Manager and Ms. Doty is Chief Operations Officer of Berkeley International Securities Corporation, the Fund's Principal Underwriter.

The address of each individual listed above, unless otherwise indicated, is 650 California Street, Suite 2800, San Francisco, California 94108.

                              COMPENSATION TABLE(1)

                                                Total
                                             Compensation
                         Aggregate          From Registrant
                        Compensation       and Fund Complex
Name, Position         From Registrant     Paid to Directors
--------------         ---------------     -----------------


Debra McGinty-Poteet,       None                 None
Trustee

Cindee Beechwood,           None                 None
Trustee

Barnett Teich,             $2,000               $2,000
Trustee

Bryan W. Brown,            $2,000               $2,000
Trustee

William R. Sweet,          $2,000               $2,000
Trustee


-------------------
(1)  Estimated for current fiscal year.

INVESTMENT MANAGER

         Berkeley Capital Management serves as the Fund's discretionary investment manager pursuant to an Investment Management Agreement dated January 22, 1997 between it and the Trust on behalf of the Fund. The Investment Manager is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and currently provides investment management services to institutional and other investors. As of December 31, 1996, the Investment Manager had approximately $1.6 billion of total assets under management under several investment strategies (including over $700 million invested in fixed-income securities).

         The Investment Management Agreement will be in effect for a two-year term from its effective date, and thereafter will continue in effect for one-year terms, subject to annual approval by: (1) the Trust's Board of Trustees or (2) a vote of the majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund. In either event, the continuance must also be approved by a majority of the Trust's Board of Trustees who are not parties to the Agreement, or interested persons (as defined in the 1940 Act) of any such party, by vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Management Agreement may be terminated at any time upon 60-days notice by either party, or by a majority vote of the outstanding shares of the Fund, and will terminate automatically upon assignment (as defined in the 1940 Act).


         Pursuant to the Investment Management Agreement, the Investment Manager is entitled to receive from the Fund an annual fee, payable monthly, of 0.25% of the Fund's average daily net assets. The Investment Management Agreement allows the Investment Manager voluntarily to waive its fees payable under the Agreement and to reimburse all or a portion of the Fund's expenses. The Investment Management Agreement further provides that the Investment Manager may seek reimbursement of any reductions made to its management fee and any payments by the Investment Manager of operating expenses that the Fund is obligated to pay within the three-year period following such reduction or payment, subject to the Fund's ability to effect such reimbursement and remain in compliance with any applicable expense limitations. The Investment Manager will generally seek reimbursement for the oldest of any reductions and/or waivers before payment by the Fund for fees and expenses for the current year. Such reimbursement may be paid prior to the Fund's payment of current expenses if so requested by the Investment Manager even if such payment may require the Investment Manager to waive or reduce its current fees under the Investment Management Agreement or to pay current Fund expenses.

         SHAREHOLDER SERVICES AGREEMENT. The Investment Manager has entered into a Shareholder Services Agreement with the Trust on behalf of the Fund. Pursuant to the Shareholder Services Agreement, the Investment Manager will provide, or will arrange for others to provide, certain specified shareholder services to shareholders of the Fund. As compensation for the provision of such services, the Fund will pay the Investment Manager a fee of up to 0.25% of the Fund's average daily net assets on an annual basis, payable monthly. The Investment Manager will pay certain banks, trust companies, broker-dealers, and other institutions (each a "Participating Organization") out of the fees the Investment Manager receives from the Fund under the Shareholder Services Agreement to the extent that the Participating Organization performs shareholder servicing functions for the Fund with respect to shares of the Fund owned from time to time by customers of the Participating Organization. In certain cases, the Investment Manager may also pay a fee, out of its own resources and not out of the service fee payable under the Shareholder Services Agreement, to a Participating Organization for providing other administrative services to its customers who invest in the Fund.


         Pursuant to the Shareholder Services Agreement, the Investment Manager will provide or arrange with a Participating Organization for the provision of the following shareholder services: responding to shareholder inquiries; processing purchases and redemptions of the Fund's shares, including reinvestment of dividends; assisting shareholders in changing dividend options, account designations, and addresses; transmitting proxy statements, annual reports, prospectuses, and other correspondence from the Fund to shareholders (including, upon request, copies, but not originals, of regular correspondence, confirmations, or regular statements of account) where such shareholders hold shares of the Fund registered in the name of the Investment Manager, a Participating Organization, or their nominees; and providing such other information and assistance to shareholders as may be reasonably requested by such shareholders.


         The Investment Manager may also enter into agreements with Participating Organizations that process substantial volumes of purchases and redemptions of shares of the Fund for their customers. Under these arrangements, the Transfer Agent will ordinarily maintain an omnibus account for a Participating Organization and the Participating Organization will maintain sub-accounts for its customers for whom it processes purchases and redemptions of shares.


EXPENSES

         The Trust pays the expenses of its operations, including: the fees and expenses of independent accountants, counsel and the custodian; the cost of reports and notices to shareholders; the cost of calculating net asset value; registration fees; the fees and expenses of qualifying the Trust and its shares for distribution under federal and state securities laws; and membership dues in the Investment Company Institute or any similar organization.


PRINCIPAL UNDERWRITER

         Pursuant to an Underwriting Agreement, Berkeley International Securities Corporation (the "Principal Underwriter") is the principal underwriter for shares of the Trust and is the Trust's agent for the purpose of the continuous offering of the Fund's shares. The Pricipal Underwriter is an affiliate of the Investment Manager. The Fund pays the cost for the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. The Principal Underwriter pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplementary sales literature and advertising. The Principal Underwriter receives no fee under the Underwriting Agreement.
Terms of continuation, termination, and assignment under the Underwriting Agreement are identical to those described above with respect to the Investment Management Agreement.


CUSTODIAN AND FUND ACCOUNTANT

         Pursuant to a Custodian Agreement, Firstar Trust Company, the Fund's transfer agent (the "Custodian"), also serves as the Custodian of the Fund's assets. Under the terms of the Custodian Agreement, the Custodian holds and administers the securities and cash in the Fund's portfolio.

          Pursuant to a Fund Accounting Servicing Agreement, Firstar Trust Company also provides fund accounting services to the Trust and the Fund.

INDEPENDENT ACCOUNTANTS AND REPORTS TO SHAREHOLDERS

         The Trust's independent accountants, Price Waterhouse LLP, audit and report on the annual financial statements of the Fund and review the Fund's federal income tax return. Price Waterhouse LLP may also perform other professional accounting, auditing, tax, and advisory services when engaged to do so by the Trust. Shareholders will be sent audited annual and unaudited semi-annual financial statements. The address of Price Waterhouse LLP is 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202.


LEGAL COUNSEL

         The validity of the shares of beneficial interest offered hereby will be passed upon by Heller Ehrman White & McAuliffe, 333 Bush Street, San Francisco, California 94104.

                       PORTFOLIO TRANSACTIONS AND TURNOVER

PORTFOLIO TRANSACTIONS

         Portfolio transactions are undertaken principally to: pursue the objective of the Fund in relation to movements in the general level of interest rates; invest money obtained from the sale of Fund shares; reinvest proceeds from maturing portfolio securities; and meet redemptions of Fund shares. Portfolio transactions may increase or decrease the yield of the Fund depending upon management's ability correctly to time and execute them.

         The Investment Manager, in effecting purchases and sales of portfolio securities for the account of the Fund, seeks to obtain best price and execution. Subject to the supervision of the Board of Trustees, the Investment Manager generally selects broker-dealers for the Fund primarily on the basis of the quality and reliability of services provided, including execution capability and financial responsibility.

         When the execution and price offered by two or more broker-dealers are comparable, the Investment Manager may, in its discretion, utilize the services of broker-dealers that provide it with investment information and other research
resources.   Such resources may also be used by the Investment Manager when providing advisory services to other investment advisory clients, including other mutual funds.

         The Trust expects that purchases and sales of portfolio securities will usually be principal transactions. Securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities.

         Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

         Investment decisions for the Fund are reached independently from those for other accounts managed by the Investment Manager. Such other accounts may also make investments in instruments or securities at the same time as the Fund. On occasions when the Investment Manager determines the purchase or sale of a security to be in the best interest of the Fund as well as of other clients, the Investment Manager, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in an attempt to obtain the most favorable price or lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Manager in the manner it considers to be the most equitable under the circumstances and consistent with its fiduciary obligations to the Fund and to its other participating clients. In some cases this procedure may affect the size or price of the position obtainable for the Fund.

PORTFOLIO TURNOVER

         Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the Fund's portfolio turnover rate for reporting purposes is expected to be zero.

                             DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

         On each day that the Fund's net asset value per share is determined (each a "Business Day"), the Fund's net investment income will be declared as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) as a dividend to shareholders of record as of the last calculation of net asset value prior to the declaration and to shareholders investing on that day subject to the following conditions: (1) receipt of the purchase order by the Transfer Agent before 1:30 p.m. Eastern time; and (2) payment in immediately available funds wired to the Transfer Agent by the close of business the same day. Purchases made by check will begin receiving dividends on the Business Day the Transfer Agent receives the check if the check is received by 1:30 p.m. Eastern time, or on the following Business Day if the check is received after 1:30 p.m. Eastern time. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will normally be reinvested monthly in full and fractional shares of the Fund at the net asset value on the last Business Day of each month. If cash payment is requested, checks will normally be mailed on the Business Day following the dividend reinvestment date. The Fund will pay shareholders who redeem all of their shares all dividends accrued to the time of the redemption within seven days after the redemption.

         The Fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Fund consists of:
(1) accrued interest income, plus or minus amortized discount or premium, minus
(2) accrued expenses allocated to the Fund. If the Fund realizes any capital gains, they will be distributed at least once during the year as determined by the Board of Trustees. Any realized capital losses to the extent not offset by realized capital gains will be carried forward. It is not anticipated that the Fund will realize any long-term capital gains. Expenses of the Trust are accrued daily. Should the net asset value of the Fund deviate significantly from market value, the Board of Trustees could decide to value the investments at market value, and any unrealized gains and losses could affect the amount of the Fund's distributions.


FEDERAL INCOME TAXES

         It is the policy of the Fund to qualify for taxation, and to elect to be taxed, as a "regulated investment company" by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By following this policy, the Fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject.


         In order to qualify as a regulated investment company, the Fund must, among other things, annually (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stocks, securities or currencies; (2) derive less than 30% of its gross income from gains from the sale or other disposition of certain assets (including stocks and securities) held for less than three months; and (3) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the Fund's total assets is represented by cash or cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of any other regulated investment company) or of two or more issuers that the Fund controls, within the meaning of the Code, and that are engaged in the same, similar or related trades or businesses. These requirements may restrict the degree to which the Fund may engage in short-term trading and certain hedging transactions and may limit the range of the Fund's investments. If the Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, which it distributes to shareholders, provided that the Fund meets certain minimum distribution requirements. To comply with these requirements, the Fund must distribute annually at least (a) 90% of its "investment company taxable income" (as that term is defined in the Code) and (b) 90% of the excess of its (i) tax-exempt interest income over (ii) certain deductions attributable to that income (with certain exceptions), for its taxable year. The Fund intends to make sufficient distributions to shareholders to meet these requirements.


         If the Fund fails to distribute in a calendar year (regardless of whether it has a non-calendar taxable year) at least 98 percent of its (i) ordinary income for such year; and (ii) capital gain net income for the one-year period ending on October 31 of that calendar year (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Fund intends generally to make distributions sufficient to avoid imposition of this excise tax.


         Any distributions declared by the Fund in October, November, or December to shareholders of record during those months and paid during the following January are treated, for tax purposes, as if they were received by each shareholder on December 31 of the year declared. The Fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

         The Fund does not expect to realize any significant amount of long-term capital gain. However, any distributions by the Fund of long-term capital gain will be taxable to the shareholders as long-term capital gain, regardless of how long a shareholder has held the Fund's shares. If a shareholder disposes of shares at a loss before holding such shares for longer than six months, the loss will be treated as a long-term capital loss to the extent the shareholder received a capital gain dividend on the shares.

         The Fund may engage in investment techniques that may alter the timing and character of the Fund's income. The Fund may be restricted in its use of these techniques by rules relating to its qualification as a regulated investment company.

         As described in the Prospectus, the Fund may invest in some Variable Rate Demand Securities which have a feature entitling the purchaser to resell the securities at a specified amount (a "put option"). The Internal
Revenue Service (the "IRS") has issued a revenue ruling to the effect that, under specified circumstances, a regulated investment company will be the owner of tax-exempt municipal obligations acquired with a put option. The IRS subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities (or participation interests therein) if the purchaser has the right to cause the security (or participation interest therein) to be purchased by the seller or a third party. The Fund intends to take the position that it is the owner of any securities with respect to which it also holds a put option.

         The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder (1) who fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) who provides an incorrect taxpayer identification number; (3) who is subject to withholding for failure to properly report to the IRS all payments of interest or dividends; or (4) who fails to provide a certified statement that he or she is not subject to "backup withholding." This "backup withholding" is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

         The foregoing discussion relates only to federal income tax law as applicable to U.S. citizens or residents. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) generally are subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien." Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the U.S. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above. Distributions by the Fund may also be subject to state, local and foreign taxes, and their treatment under applicable tax laws may differ from the U.S. federal income tax treatment.

         The information above is only a summary of some of the tax considerations generally affecting the Fund and its shareholders. No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders' tax situations. Investors should consult their own tax advisors to determine the suitability of the Fund and the applicability of any state, local, or foreign taxation. Heller Ehrman White & McAuliffe has expressed no opinion in respect thereof. Foreign shareholders should consider, in particular, the possible application of U.S. withholding taxes on certain taxable distributions from the Fund at rates up to 30% (subject to reduction under certain income tax treaties).

                             SHARE PRICE CALCULATION

     The Fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of the Fund's investments at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the bid prices for the instruments. The amortized cost method of valuation seeks to maintain a stable $1.00 per share net asset value even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest.

     If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and the Fund's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Trust believed may result in a material dilution or other unfair results to investors or existing shareholders, the Board of Trustees is required to cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. If the Fund's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividends for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Fund's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

                                      YIELD

           The historical performance of the Fund may be shown in the form of yield and effective yield. These measures of performance are described below.

YIELD

           Yield refers to the net investment income generated by a hypothetical investment in the Fund over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated in each seven-day period over an annual period, and is shown as a percentage of the investment.

EFFECTIVE YIELD

         Effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded weekly when annualized. The effective yield will be slightly higher than the yield due to this compounding effect.

                               GENERAL INFORMATION

         The Trust is generally not required to hold shareholder meetings. However, as provided in its Agreement and Declaration of Trust and its Bylaws, shareholder meetings may be called by the Trustees for the purpose of electing Trustees and for such other purposes as may be prescribed by law, the Agreement and Declaration of Trust, or the Bylaws, or for the purpose of taking action upon any other matter deemed by the Trustees to be necessary or desirable.

         Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of his or her successor or until death, resignation, declaration of bankruptcy or incompetence by a court of competent jurisdiction, or removal by a majority vote of the shares entitled to vote (as described below) or of a majority of the Trustees. In accordance with the 1940 Act (i) the Trust will hold a shareholder meeting for the election of trustees when less than a majority of the trustees have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled by a vote of the shareholders.

         The Agreement and Declaration of Trust provides that one-third of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except when a larger quorum is required by applicable law, by the Bylaws or by the Agreement and Declaration of Trust, and except that where any provision of law, of the Agreement and Declaration of Trust, or of the Bylaws permits or requires that (i) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series; or (ii) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Agreement and Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

         For further information, please refer to the registration statement and exhibits for the Trust on file with the SEC in Washington, D.C. and available upon payment of a copying fee. The statements in the Prospectus and this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

                         PRINCIPAL HOLDERS OF SECURITIES

         As of the date of this Statement of Additional Information, Berkeley International Securities Corporation, 650 California Street, San Francisco, California 94108, owned 100% of the outstanding shares of the Fund. By virtue of its ownership of all of the Fund's outstanding voting securities, Berkeley International Securities Corporation is deemed to control the Fund. It is contemplated that the public offering of shares of the Fund will reduce Berkeley International Securities Corporation's holdings to less than 5% of the total shares outstanding.



                        PURCHASE AND REDEMPTION OF SHARES

         The Fund's minimum initial investment is $100,000 and subsequent investments of $1,000 or more may be made. These minimum requirements may be changed at any time and are not applicable to certain types of investors. Exceptions to the minimum investment requirements may be made at the discretion of the Investment Manager including, without limitation, for employees or affiliates of the Investment Manager or investors who are, or are related to or affiliated with, clients of the Investment Manager. The Fund will accept investments in cash only in U.S. dollars. The Trust reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order in-kind by making payment in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value. However, the Trust has elected to commit itself to pay in cash all requests for redemption by any Shareholder of record, limited in amount with respect to each Shareholder during any 90-day period to the lesser of: (i) $250,000, or (ii) one percent of the net asset value of the Fund at the beginning of such period.

                                OTHER INFORMATION

         The Prospectus of the Fund and this Statement of Additional Information do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933, as amended, with respect to the securities offered by the Prospectus.

         Certain portions of the Registration Statement have been omitted from the Prospectus and this Statement of Additional Information pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

         Statements contained in the Prospectus or in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

         THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY THE TRUST, THE FUND, OR BY THE PRINCIPAL UNDERWRITER IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE.

                   APPENDIX - RATINGS OF INVESTMENT SECURITIES
                                COMMERCIAL PAPER
                            MOODY'S INVESTORS SERVICE

         Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.

                        STANDARD & POOR'S RATINGS GROUP

         An S&P A-1 commercial paper rating indicates either an overwhelming or very strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

                         DUFF & PHELPS CREDIT RATING CO.

          Duff-1+ is the highest commercial paper rating assigned by Duff & Phelps Credit Rating Co. ("Duff"). Three gradations exist within this rating category: a Duff-1+ rating indicates the highest certainty of timely payment (issuer short-term liquidity is found to be outstanding and safety is deemed to be just below that of risk-free short-term U.S. Treasury obligations), a Duff-1 rating signifies a very high certainty of timely payment (issuer liquidity is determined to be excellent and risk factors are considered minor) and a Duff-1-rating denotes high certainty of timely payment (issuer liquidity factors are strong and risk is very small). A Duff-two rating indicates a good certainty of timely payment; liquidity factors and company fundamentals are sound and risk factors are small.

                          FITCH INVESTORS SERVICE, INC.

         F-1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F-1 reflect an assurance of timely payment only slightly less than issues rated F-1+. Issues assigned an F-2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

              SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS
                            MOODY'S INVESTORS SERVICE

         Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-2 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

                         STANDARD & POOR'S RATINGS GROUP

         An S&P SP-1 rating indicates that the subject securities' issuer has a very strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a satisfactory capacity to pay principal and interest is denoted by an SP-2 rating.

                                      IBCA

         Obligations supported by the highest capacity for timely repayment are rated A1+. An A1 rating indicates that the obligation is supported by a very strong capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although adverse changes in business, economic, or financial conditions may affect this capacity.

                                      BONDS
                            MOODY'S INVESTORS SERVICE

         Moody's rates the bonds it judges to be of the best quality Aaa. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or extraordinarily stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these issues. Bonds carrying an Aa designation are deemed to be of high quality by all standards. Together with Aaa rated bonds, they comprise what are generally known as high grade bonds. Aa bonds are rated lower than the best bonds because they may enjoy relatively lower margins of protections, fluctuations of protective elements may be of greater amplitude or there may be other factors present which make them appear to be subject to somewhat greater long-term risks.

                        STANDARD & POOR'S RATINGS GROUP

         AAA is the highest rating assigned by S&P to a bond and indicates the issuer's extremely strong capacity to pay interest and repay principal. An AA rating denotes a bond whose issuer has a very strong capacity to pay interest and repay principal and differs from an AAA rating only in small degree.

                         DUFF & PHELPS CREDIT RATING CO.

         Duff confers an AAA designation to bonds of issuers with the highest credit quality. The risk factors associated with these bonds are negligible, being only slightly more than for risk-free U.S. Treasury debt. AA rated bonds are of high credit quality and have strong protection factors. The risks associated with them are modest but may vary slightly from time to time because of economic conditions.

              COMMERCIAL PAPER, SHORT-TERM OBLIGATIONS AND DEPOSIT
                           OBLIGATIONS ISSUED BY BANKS
                             THOMSON BANKWATCH (TBW)

         TBW-1 is the highest category and indicates the degree of safety regarding timely repayment of principal and interest is very strong. TBW-2 is the second highest category and while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

                                     PART C

                               ------------------

                                OTHER INFORMATION

                               ------------------

                        BERKELEY CAPITAL MANAGEMENT FUNDS

                                  F O R M  N-1A

                           PART C.  OTHER INFORMATION


Item 24.  FINANCIAL STATEMENTS AND EXHIBITS.


     (a)  Financial Statements -- Not Applicable

     (b)  Exhibits:

          (1)   Agreement and Declaration of Trust(1)
          (2)   By-Laws(1)
          (3)   Voting Trust Agreement -- Not Applicable
          (4)   Specimen Share Certificate -- Not Applicable
          (5)   Investment Management Agreement(1)
          (6) Underwriting Agreement with Berkeley International Securities Corporation(1)
          (7) Bonus, Profit Sharing, Pension and Other Similar Arrangements -- Not Applicable
          (8)   Custodian Agreement(1)
          (9)(A)Fund Administration Servicing Agreement(1)
          (9)(B)Fund Accounting Servicing Agreement(1)
          (9)(C)Transfer Agent Agreement(1)
          (9)(D)Shareholder Services Agreement
          (10)  Opinion and Consent of Counsel(1)
          (11)  Consent of Independent Accountants
          (12)  Financial Statements Omitted from Item 23 -- Not Applicable
          (13)  Subscription Agreement(1)
          (14)  Model Retirement Plan(1)
          (15)  Rule 12b-1 Plan -- Not Applicable
          (16)  Performance Calculations
          (17)  Financial Data Schedule -- Not Applicable
          (18)  Multiple Class Plan -- Not Applicable
--------------
(1) Previously filed as an exhibit to Registrant's Registration Statement (File Nos. 333-16093 and 811-7923) and incorporated herein by reference.


Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          None.

Item 26.  NUMBER OF HOLDERS OF SECURITIES.


          Berkeley Capital Management
           Money Market Fund: 1


Item 27.  INDEMNIFICATION.


     Please see Article VI of the Registrant's By-Laws, previously filed as an Exhibit. Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:

     "Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

     Notwithstanding the provisions contained in the Registrant's By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to Sections 4 and 5 of Article VI of said By-Laws, any indemnification under said Article shall be made by Registrant only if authorized in the manner provided in either subsection (a) or (b) of Section 6 of said Article VI.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     Please see Parts A and B of this Registration Statement for discussion of the Investment Adviser.

Item 29.  PRINCIPAL UNDERWRITERS.

     (a)  Not Applicable.

               (b) The following information is furnished with respect to the officers and directors of Berkeley International Securities Corporation, the Registrant's principal underwriter:

Name                     Positions and Offices   Positions and Offices
                         with Underwriter        with Registrant
------------------       ---------------------   ---------------------
Robert A. Cornman        President               None

Diane E. Worthington     Financial/Operations    None
                         Principal

Donald O. Dempster       Sales Manager           Compliance Officer

Danell J. Doty           Chief Operations        Vice President
                         Officer                 and Secretary

Michael J. Mayer         Director                None


     The principal business address of each individual named above is 650 California Street, Suite 2800, San Francisco, California 94108.

     (c)  Not Applicable.

Item 30.  LOCATIONS OF ACCOUNTS AND RECORDS.


     The accounts, books or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are kept by the Registrant at its offices, 650 California Street, Suite 2800, San Francisco, California 94108. Firstar Trust Company, 615 E. Michigan Street, Milwaukee, Wisconsin 53202 is the Registrant's transfer agent, and maintains records relating to such activities.


Item 31.  MANAGEMENT SERVICES.

     There are no management-related service contracts not discussed in Part A or Part B of this Registration Statement.

Item 32.  UNDERTAKINGS.

     (a)  Not applicable.

     (b) Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act Registration Statement with respect to shares of Berkeley Capital Management Money Market Fund.

     (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, once such report becomes available, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, the State of California, on the 14th day of March, 1997.

                                        BERKELEY CAPITAL MANAGEMENT FUNDS

                                        By: /s/ Debra McGinty-Poteet*
                                           -----------------------------
                                           Debra McGinty-Poteet, Chairman,
                                           President, and Principal
                                           Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Debra McGinty-Poteet*
-----------------------------   Chairman, President, and        March 14, 1997
Debra McGinty-Poteet            Principal Executive Officer


/s/ Cindee Beechwood*
-----------------------------   Trustee, Treasurer, Principal   March 14, 1997
Cindee Beechwood                Financial Officer,
                                and Principal Accounting
                                Officer

/s/ Bryan W. Brown*
-----------------------------   Trustee                         March 14, 1997
Bryan W. Brown

/s/ William R. Sweet*
-----------------------------   Trustee                         March 14, 1997
William R. Sweet

/s/ Barnett Teich*
-----------------------------   Trustee                         March 14, 1997
Barnett Teich


* By: /s/ Mitchell E. Nichter
-----------------------------
      Mitchell E. Nichter, pursuant to power of attorney filed
      herewith.

                        POWER OF ATTORNEY
                               FOR
               SECURITIES AND EXCHANGE COMMISSION
                       AND RELATED FILINGS
               __________________________________


   The undersigned Trustee of BERKELEY CAPITAL MANAGEMENT FUNDS (the "Trust") hereby appoints MITCHELL E. NICHTER, JULIE ALLECTA, and CINDEE BEECHWOOD (with full power to each of them to act alone), his attorneys-in-fact and agents, in all capacities, to execute and to file any documents relating to the Registration Statement of the Trust on Forms N-8A, N-1A and N-14 under the Investment Company Act of 1940, under the Securities Act of 1933, and under the laws of all states and other domestic and foreign jurisdictions, including any and all amendments thereto, covering the registration and the sale of shares by the Trust, including all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority, including applications for exemptive orders, rulings, or filings of proxy materials. The undersigned grants to each of said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as they could do if personally present, thereby ratifying all that said attorneys-in-fact and agents may lawfully do or cause to be done by virtue hereof.

   The undersigned Trustee hereby executes this Power of Attorney as of this 11th day of March, 1997.



                                       /s/ William R. Sweet
                                       -----------------------------------
                                       William R. Sweet

                        POWER OF ATTORNEY
                               FOR
               SECURITIES AND EXCHANGE COMMISSION
                       AND RELATED FILINGS
               __________________________________


   The undersigned Trustee of BERKELEY CAPITAL MANAGEMENT FUNDS (the "Trust") hereby appoints MITCHELL E. NICHTER, JULIE ALLECTA, and CINDEE BEECHWOOD (with full power to each of them to act alone), his attorneys-in-fact and agents, in all capacities, to execute and to file any documents relating to the Registration Statement of the Trust on Forms N-8A, N-1A and N-14 under the Investment Company Act of 1940, under the Securities Act of 1933, and under the laws of all states and other domestic and foreign jurisdictions, including any and all amendments thereto, covering the registration and the sale of shares by the Trust, including all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority, including applications for exemptive orders, rulings, or filings of proxy materials. The undersigned grants to each of said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as they could do if personally present, thereby ratifying all that said attorneys-in-fact and agents may lawfully do or cause to be done by virtue hereof.

   The undersigned Trustee hereby executes this Power of Attorney as of this 11th day of March, 1997.



                                       /s/ Bryan W. Brown
                                       -----------------------------------
                                       Bryan W. Brown

                        POWER OF ATTORNEY
                               FOR
               SECURITIES AND EXCHANGE COMMISSION
                       AND RELATED FILINGS
               __________________________________


   The undersigned Officer and Trustee of BERKELEY CAPITAL MANAGEMENT FUNDS (the "Trust") hereby appoints MITCHELL E. NICHTER and JULIE ALLECTA (with full power to each of them to act alone), her attorneys-in-fact and agents, in all capacities, to execute and to file any documents relating to the Registration Statement of the Trust on Forms N-8A, N-1A and N-14 under the Investment Company Act of 1940, under the Securities Act of 1933, and under the laws of all states and other domestic and foreign jurisdictions, including any and all amendments thereto, covering the registration and the sale of shares by the Trust, including all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority, including applications for exemptive orders, rulings, or filings of proxy materials. The undersigned grants to each of said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as they could do if personally present, thereby ratifying all that said attorneys-in-fact and agents may lawfully do or cause to be done by virtue hereof.

   The undersigned Officer and Trustee hereby executes this Power of Attorney as of this 11th day of March, 1997.



                                       /s/ Cindee Beechwood
                                       -----------------------------------
                                       Cindee Beechwood

                        POWER OF ATTORNEY
                               FOR
               SECURITIES AND EXCHANGE COMMISSION
                       AND RELATED FILINGS
               __________________________________


   The undersigned Trustee of BERKELEY CAPITAL MANAGEMENT FUNDS (the "Trust") hereby appoints MITCHELL E. NICHTER, JULIE ALLECTA, and CINDEE BEECHWOOD (with full power to each of them to act alone), his attorneys-in-fact and agents, in all capacities, to execute and to file any documents relating to the Registration Statement of the Trust on Forms N-8A, N-1A and N-14 under the Investment Company Act of 1940, under the Securities Act of 1933, and under the laws of all states and other domestic and foreign jurisdictions, including any and all amendments thereto, covering the registration and the sale of shares by the Trust, including all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority, including applications for exemptive orders, rulings, or filings of proxy materials. The undersigned grants to each of said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as they could do if personally present, thereby ratifying all that said attorneys-in-fact and agents may lawfully do or cause to be done by virtue hereof.

   The undersigned Trustee hereby executes this Power of Attorney as of this 11th day of March, 1997.



                                       /s/ Barnett Teich
                                       -----------------------------------
                                       Barnett Teich

                        POWER OF ATTORNEY
                               FOR
               SECURITIES AND EXCHANGE COMMISSION
                       AND RELATED FILINGS
               __________________________________


   The undersigned Officer of BERKELEY CAPITAL MANAGEMENT FUNDS (the "Trust") hereby appoints MITCHELL E. NICHTER, JULIE ALLECTA, and CINDEE BEECHWOOD (with full power to each of them to act alone), her attorneys-in-fact and agents, in all capacities, to execute and to file any documents relating to the Registration Statement of the Trust on Forms N-8A, N-1A and N-14 under the Investment Company Act of 1940, under the Securities Act of 1933, and under the laws of all states and other domestic and foreign jurisdictions, including any and all amendments thereto, covering the registration and the sale of shares by the Trust, including all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority, including applications for exemptive orders, rulings, or filings of proxy materials.
The undersigned grants to each of said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as they could do if personally present, thereby ratifying all that said attorneys-in-fact and agents may lawfully do or cause to be done by virtue hereof.

   The undersigned Officer hereby executes this Power of Attorney as of this 11th day of March, 1997.



                                       /s/ Debra McGinty-Poteet
                                       -----------------------------------
                                       Debra McGinty-Poteet